September 27, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-Q

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-Q filing for the quarter ending July 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,

/s/ Alfred P. Ouellette
Alfred Ouellette
Senior Attorney and Assistant Secretary

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Patriot Premium Dividend Fund II

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 53.97%                                                                                                 $89,472,788
(Cost $93,629,820)

Electric Utilities 46.32%                                                                                             76,783,382
Alliant Energy Corp.                                                                                   199,900         5,179,409
Ameren Corp.                                                                                            80,000         3,575,200
Aquila, Inc. (I)                                                                                       247,500           811,800
CH Energy Group, Inc.                                                                                  186,200         8,192,800
Cinergy Corp.                                                                                           40,000         1,530,000
Consolidated Edison, Inc.                                                                               78,000         3,195,660
Dominion Resources, Inc.                                                                                79,700         5,057,762
DTE Energy Co.                                                                                         193,500         7,772,895
Duke Energy Corp.                                                                                       90,000         1,935,000
Energy East Corp.                                                                                      330,000         8,038,800
NiSource, Inc.                                                                                         133,550         2,764,485
NSTAR                                                                                                  138,000         6,458,400
OGE Energy Corp.                                                                                       137,632         3,425,660
Progress Energy, Inc.                                                                                   79,000         3,329,060
Progress Energy, Inc. (Contingent Value Obligation) (B) (I)                                            176,250            63,450
Public Service Enterprise Group, Inc.                                                                   16,000           624,000
Puget Energy, Inc.                                                                                     130,400         2,816,640
Sierra Pacific Resources (I)                                                                           369,000         3,033,180
TECO Energy, Inc.                                                                                      196,750         2,538,075
WPS Resources Corp.                                                                                     55,400         2,542,306
Xcel Energy, Inc.                                                                                      228,000         3,898,800

Integrated Telecommunications Services 0.00%                                                                                 285
Touch America Holdings, Inc. (I)                                                                        57,000               285

Gas Utilities 7.65%                                                                                                   12,689,121
KeySpan Corp.                                                                                          205,700         7,403,143
National Fuel Gas Co.                                                                                   70,700         1,805,678
Peoples Energy Corp.                                                                                    70,200         2,737,800
Vectren Corp.                                                                                           30,000           742,500

                                                                                       Credit
Issuer, Description                                                                    rating (A)       Shares             Value
PREFERRED STOCKS 101.93%                                                                                            $168,989,026
(Cost $169,998,049)

Agricultural Products 1.87%                                                                                            3,097,500
Ocean Spray Cranberries, Inc., 6.25% (S)                                               BB+              44,250         3,097,500

Broadcasting & Cable TV 0.67%                                                                                          1,118,575
Shaw Communications, Inc., 8.50% (Canada)                                              B+               44,300         1,118,575

Consumer Finance 2.99%                                                                                                 4,954,200
SLM Corp., 6.97%, Ser A                                                                BBB+             92,000         4,954,200

Diversified Banks 5.18%                                                                                                8,587,470
Bank of America Corp., 6.75%, Ser VI                                                   A-               93,800         4,962,020
Royal Bank of Scotland Group Plc, 5.75%, Ser B (United Kingdom)                        A               155,000         3,625,450

Electric Utilities 46.07%                                                                                             76,385,731
Alabama Power Co., 5.20%                                                               BBB+            229,475         5,461,505
Baltimore Gas & Electric Co., 6.70% Ser 1993                                           BBB-             20,250         2,108,531
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                          Baa1             30,000         3,184,500
BGE Capital Trust II, 6.20%                                                            A3              191,000         4,736,800
Boston Edison Co., 4.78%                                                               BBB+             67,342         5,572,550
Carolina Power & Light Co., $4.20                                                      Baa3             41,151         3,023,315
Carolina Power & Light Co., $5.44                                                      BB+               9,960           869,010
Delmarva Power & Light Co., 3.70%                                                      BBB-             13,109           871,749
Duquesne Light Co., 6.50%                                                              BB+              32,000         1,596,800
Energy East Capital Trust I, 8.25%                                                     BBB-            180,700         4,719,884
Georgia Power Co., 6.00%, Ser R                                                        A                34,900           862,030
Idaho Power Co., 7.07%                                                                 BBB              14,000         1,452,063
Interstate Power & Light Co., 7.10%, Ser C                                             BBB-             48,300         1,273,913
Monongahela Power Co., $6.28, Ser D                                                    CCC+             24,931         1,894,756
Monongahela Power Co., $7.73,Ser L                                                     CCC+             55,500         5,106,000
PPL Electric Utilities Corp., 4.40%                                                    BBB              22,580         1,625,760
PSI Energy, Inc., 6.875%                                                               BBB-             49,260         5,041,761
Public Service Electric & Gas Co., 4.18%, Ser B                                        BB+              10,587           746,384
Public Service Electric & Gas Co., 6.92%                                               BB+              47,998         5,015,791
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                       CCC+            200,986         4,723,171
South Carolina Electric & Gas Co., 6.52%                                               Baa1             55,000         5,819,687
Virginia Electric & Power Co., $4.80                                                                     5,788           491,618
Virginia Electric & Power Co., $6.98                                                   BBB              35,000         3,662,971
Virginia Electric & Power Co., $7.05                                                   BBB              10,000         1,047,188
Wisconsin Public Service Corp., 6.76%                                                  A                35,883         3,723,984
Xcel Energy, Inc., $4.08, Ser B                                                        BB+               8,610           563,955
Xcel Energy, Inc., $4.11, Ser D                                                        BB+               8,470           584,430
Xcel Energy, Inc., $4.16, Ser E                                                        BB+               7,500           605,625

Gas Utilities 7.12%                                                                                                   11,805,077
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                           CCC-            186,000         7,899,197
Southern Union Co., 7.55%                                                              BB+             145,200         3,905,880

Intergrated Oil & Gas 2.26%                                                                                            3,738,900
Coastal Finance I, 8.375%                                                              CCC-            165,000         3,738,900

Integrated Telecommunications Services 0.15%                                                                             250,000
Touch America Holdings, Inc., $6.875 (I)                                               BBB-             50,000           250,000

Investment Banking & Brokerage 21.74%                                                                                 36,043,639
Bear Stearns Cos., Inc. (The), 5.49%, Ser G                                            BBB              50,650         2,362,823
Bear Stearns Cos., Inc. (The), 5.72%, Ser F                                            BBB              95,300         4,645,875
Bear Stearns Cos., Inc. (The), 6.15%, Ser E                                            BBB              84,000         4,338,600
Citigroup, Inc., 6.213%, Ser G                                                         A                96,000         4,942,080
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                      A                64,500         3,302,400
Citigroup, Inc., 6.365%, Depositary Shares, Ser F                                      A                28,500         1,483,425
J.P. Morgan Chase & Co., 6.625%, Depositary Shares, Ser H                              A-              100,000         5,250,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                        BBB+            124,800         5,803,200
Lehman Brothers Holdings, Inc., 5.94%, Ser C                                           BBB+             53,000         2,538,700
Merrill Lynch & Co., Inc., 9.00%, Depositary Shares, Ser A                             A-               52,300         1,376,536

Oil & Gas Exploration & Production 10.17%                                                                             16,859,594
Anadarko Petroleum Corp., 5.46%, Depositary Shares                                     BBB-             47,700         4,448,025
Apache Corp., 5.68%, Depositary Shares, Ser B                                          BBB              51,500         5,117,812
Devon Energy Corp., 6.49%, Ser A                                                       BBB-             50,645         5,241,757
Nexen, Inc., 7.35% (Canada)                                                            BBB-             80,000         2,052,000

Regional Banks 2.87%                                                                                                   4,751,340
HSBC USA, Inc., $2.8575                                                                A1               93,900         4,751,340

Trucking 0.84%                                                                                                         1,397,000
Amerco, 8.50%, Ser A                                                                   D                55,000         1,397,000

                                                                            Interest                 Par Value
Issuer, Description, Maturity Date                                              rate                      (000)            Value
SHORT-TERM INVESTMENTS 4.61%                                                                                          $7,643,495
(Cost $7,643,495)

Commercial Paper 4.61%                                                                                                 7,643,495
ChevronTexaco Corp., 08-02-04                                                 1.190%                    $7,644         7,643,495

TOTAL INVESTMENTS 160.51%                                                                                           $266,105,309

OTHER ASSETS AND LIABILITIES, NET (60.51%)                                                                         ($100,316,344)

TOTAL NET ASSETS 100.00%                                                                                            $165,788,965


John Hancock
Patriot Premium Dividend Fund II
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(A) Credit ratings are unaudited and rated by Moody's Investors Service, where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I)  Non-income-producing security.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,097,500 or 1.87% of net assets as of July 31, 2004."

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $271,271,364. Gross unrealized appreciation and depreciation of investments aggregated $19,052,270 and $24,218,325, respectively, resulting in net unrealized depreciation of $5,166,055.

For more information

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for DARTS
Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: PDT

How to contact us
Internet        www.jhfunds.com

Mail            Regular mail:
                Mellon Investor Services
                85 Challenger Road
                Overpeck Centre
                Ridgefield Park, NJ 07660

Phone           Customer service representatives  1-800-852-0218
                24-hour automated information     1-800-843-0090
                TDD line                          1-800-231-5469

This report is for the information of the shareholders of the John Hancock Patriot Premium Dividend Fund II.

P20Q3  7/04
       9/04

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  September 27, 2004